DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2026 and 2027 Expenditures
DERIVATIVE FINANCIAL INSTRUMENTS
Outstanding derivative contracts	$ 4,458.4	$ 4,006.5